Pro Forma Financial Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Business Combinations [Abstract]
Net Sales	$ 3,088,642	$ 2,638,682
Earnings from continuing operations attributable to controlling interest	$ 171,822	$ 39,164